Loans (Tables)	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Composition of Loan Portfolio

(Dollars in millions)	2011	2010
Commercial loans:
Commercial & industrial	$49,538	$44,753
Commercial real estate	5,094	6,167
Commercial construction	1,240	2,568
Total commercial loans	55,872	53,488
Residential loans:
Residential mortgages - guaranteed	6,672	4,520
Residential mortgages - nonguaranteed[1]	23,243	23,959
Home equity products	15,765	16,751
Residential construction	980	1,291
Total residential loans	46,660	46,521
Consumer loans:
Guaranteed student loans	7,199	4,260
Other direct	2,059	1,722
Indirect	10,165	9,499
Credit cards	540	485
Total consumer loans	19,963	15,966
LHFI	$122,495	$115,975
LHFS	$2,353	$3,501
[1]Includes $431 million and $488 million of loans carried at fair value at December 31, 2011 and 2010, respectively.

LHFI by Credit Quality Indicator

	Commercial & industrial		Commercial real estate		Commercial construction
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Credit rating:
Pass	$47,683	$42,140	$3,845	$4,316	$581	$836
Criticized accruing	1,507	2,029	961	1,509	369	771
Criticized nonaccruing	348	584	288	342	290	961
Total	$49,538	$44,753	$5,094	$6,167	$1,240	$2,568

	Residential mortgages - nonguaranteed [2]		Home equity products		Residential construction
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Current FICO score range:
700 and above	$16,139	$15,920	$11,084	$11,673	$661	$828
620 - 699	4,132	4,457	2,903	2,897	202	258
Below 620[1]	2,972	3,582	1,778	2,181	117	205
Total	$23,243	$23,959	$15,765	$16,751	$980	$1,291

	Consumer - other direct [3]		Consumer - indirect		Consumer - credit cards
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Current FICO score range:
700 and above	$1,251	$973	$7,397	$6,780	$347	$258
620 - 699	273	231	1,990	1,799	142	149
Below 620[1]	86	105	778	920	51	78
Total	$1,610	$1,309	$10,165	$9,499	$540	$485

[1]For substantially all loans with refreshed FICO scores below 620, the borrower’s FICO score at the time of origination exceeded 620 but has since deteriorated as the loan has seasoned.
[2]Excludes $6.7 billion and $4.5 billion at December 31, 2011 and 2010, respectively, of guaranteed residential loans. At both December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.
[3]Excludes $449 million and $413 million as of December 31, 2011 and 2010, respectively, of private-label student loans with third party insurance. At December 31, 2011 and 2010, the majority of these loans had FICO scores of 700 and above.

Payment Status for the LHFI Portfolio

	2011
(Dollars in millions)	Accruing Current	Accruing 30-89 Days Past Due	Accruing 90+ Days Past Due	Nonaccruing[2]	Total
Commercial loans:
Commercial & industrial	$49,098	$80	$12	$348	$49,538
Commercial real estate	4,797	9	—	288	5,094
Commercial construction	943	7	—	290	1,240
Total commercial loans	54,838	96	12	926	55,872
Residential loans:
Residential mortgages - guaranteed	5,394	176	1,102	—	6,672
Residential mortgages - nonguaranteed[1]	21,501	324	26	1,392	23,243
Home equity products	15,223	204	—	338	15,765
Residential construction	737	22	1	220	980
Total residential loans	42,855	726	1,129	1,950	46,660
Consumer loans:
Guaranteed student loans	5,690	640	869	—	7,199
Other direct	2,032	14	6	7	2,059
Indirect	10,074	66	5	20	10,165
Credit cards	526	7	7	—	540
Total consumer loans	18,322	727	887	27	19,963
Total LHFI	$116,015	$1,549	$2,028	$2,903	$122,495
[1]Includes $431 million of loans carried at fair value.
[2]Total nonaccruing loans past due 90 days or more totaled $2.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.

	2010
(Dollars in millions)	Accruing Current	Accruing 30-89 Days Past Due	Accruing 90+ Days Past Due	Nonaccruing[2]	Total
Commercial loans:
Commercial & industrial	$44,046	$111	$12	$584	$44,753
Commercial real estate	5,794	27	4	342	6,167
Commercial construction	1,595	11	1	961	2,568
Total commercial loans	51,435	149	17	1,887	53,488
Residential loans:
Residential mortgages - guaranteed	3,469	167	884	—	4,520
Residential mortgages - nonguaranteed[1]	21,916	456	44	1,543	23,959
Home equity products	16,162	234	—	355	16,751
Residential construction	953	42	6	290	1,291
Total residential loans	42,500	899	934	2,188	46,521
Consumer loans:
Guaranteed student loans	3,281	383	596	—	4,260
Other direct	1,692	15	5	10	1,722
Indirect	9,400	74	—	25	9,499
Credit cards	460	12	13	—	485
Total consumer loans	14,833	484	614	35	15,966
Total LHFI	$108,768	$1,532	$1,565	$4,110	$115,975
[1]Includes $488 million of loans carried at fair value.
[2]Total nonaccruing loans past due 90 days or more totaled $3.3 billion. Nonaccruing loans past due fewer than 90 days include modified nonaccrual loans reported as TDRs.

LHFI Considered Impaired

	As of December 31, 2011			Year Ended December 31, 2011
(Dollars in millions)	Unpaid Principal Balance	Amortized Cost[1]	Related Allowance	Average Amortized Cost	Interest Income Recognized[2]
Impaired loans with no related allowance recorded:
Commercial loans:
Commercial & industrial	$93	$73	$—	$109	$3
Commercial real estate	58	50	—	56	1
Commercial construction	45	40	—	47	1
Total commercial loans	196	163	—	212	5
Impaired loans with an allowance recorded:
Commercial loans:
Commercial & industrial	76	67	9	68	1
Commercial real estate	111	82	15	103	2
Commercial construction	132	100	10	121	2
Total commercial loans	319	249	34	292	5
Residential loans:
Residential mortgages - nonguaranteed	2,797	2,405	293	2,451	88
Home equity products	553	515	86	528	23
Residential construction	246	221	26	229	8
Total residential loans	3,596	3,141	405	3,208	119
Consumer loans:
Other direct	12	12	1	13	1
Credit cards	27	27	8	26	2
Total consumer loans	39	39	9	39	3
Total impaired loans	$4,150	$3,592	$448	$3,751	$132
[1]Amortized cost reflects charge-offs that have been recognized plus other amounts that have been applied to reduce the net book balance.
2Of the interest income recognized for the year ended December 31, 2011, cash basis interest income was $25 million.

	As of December 31, 2010
(Dollars in millions)	Unpaid Principal Balance	Amortized Cost[1]	Related Allowance
Impaired loans with no related allowance recorded:
Commercial loans:
Commercial & industrial	$86	$67	$—
Commercial real estate	110	86	—
Commercial construction	67	52	—
Total commercial loans	263	205	—
Impaired loans with an allowance recorded:
Commercial loans:
Commercial & industrial	123	96	18
Commercial real estate	103	81	19
Commercial construction	673	524	138
Total commercial loans	899	701	175
Residential loans:
Residential mortgages - nonguaranteed	2,785	2,467	309
Home equity products	503	503	93
Residential construction	226	196	26
Total residential loans	3,514	3,166	428
Consumer loans:
Other direct	11	11	2
Total impaired loans	$4,687	$4,083	$605
[1]Amortized cost reflects charge-offs that have been recognized plus other amounts that have been applied to reduce net book balance.

Nonperforming Assets

(Dollars in millions)	2011	2010
Nonaccrual/NPLs:
Commercial loans:
Commercial & industrial	$348	$584
Commercial real estate	288	342
Commercial construction	290	961
Residential loans:
Residential mortgages - nonguaranteed	1,392	1,543
Home equity products	338	355
Residential construction	220	290
Consumer loans:
Other direct	7	10
Indirect	20	25
Total nonaccrual/NPLs	2,903	4,110
OREO[1]	479	596
Other repossessed assets	10	52
Total nonperforming assets	$3,392	$4,758

[1]Does not include foreclosed real estate related to loans insured by the FHA or the VA. Proceeds due from the FHA and the VA are recorded as a receivable in other assets until the funds are received and the property is conveyed. The receivable amount related to proceeds due from the FHA or the VA totaled $132 million and $195 million at December 31, 2011 and 2010, respectively.

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

(Dollars in millions)	Number of Loans Modified	Principal Forgiveness[1]	Rate Modification[2]	Term Extension and/or Other Concessions	Total
Commercial loans:
Commercial & industrial	466	$26	$28	$47	$101
Commercial real estate	40	35	25	14	74
Commercial construction	49	20	8	77	105
Residential loans:
Residential mortgages - nonguaranteed	1,018	—	238	26	264
Home equity products	1,701	—	130	6	136
Residential construction	421	—	16	46	62
Consumer loans:
Other direct	80	—	—	4	4
Credit cards	2,336	—	13	—	13
Total TDRs	6,111	$81	$458	$220	$759
[1]Restructured loans which had forgiveness of amounts contractually due under the terms of the loan typically have had multiple concessions including rate modifications and/or term extensions. The total amount of charge-offs associated with principal forgiveness for the Commercial segment during the year ended December 31, 2011 was $14 million, substantially all of which related to Commercial construction. There was no principal forgiveness for Residential or Consumer loans during the year ended December 31, 2011.
[2]Restructured loans which had a modification of the loan's contractual interest rate may also have had an extension of the loan's contractual maturity date and/or other concessions. The financial effect of modifying the interest rate on the loans modified as a TDR was immaterial to the financial statements during the year ended December 31, 2011.

TroubledDebtRestructuingDefault [Table Text Block]

(Dollars in millions)	Number of Loans	Amortized Cost
Commercial loans:
Commercial & industrial	51	$10
Commercial real estate	10	17
Commercial construction	23	15
Residential loans:
Residential mortgages	271	75
Home equity products	127	13
Residential construction	25	3
Consumer loans:
Other direct	2	—
Credit cards	377	3
Total TDRs	886	$136